2. Loans: Allowance for Credit Losses on Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Allowance for Credit Losses on Financing Receivables

	2018	2017	2016
Allowance For Credit Losses:
Beginning Balance	$ 42,500,000	$ 48,500,000	$ 33,500,000
Provision for Loan Losses	39,207,197	32,355,146	67,562,543
Charge-Offs	(53,570,647)	(52,228,535)	(63,673,242)
Recoveries	14,863,450	13,873,389	11,110,699
Ending Balance	$ 43,000,000	$ 42,500,000	$ 48,500,000

	2018	2017	2016
Finance Receivables:
Ending Balance	$ 729,783,655	$ 599,094,594	$ 530,915,607
Ending Balance; collectively evaluated for impairment	$ 729,783,655	$ 599,094,594	$ 530,915,607